UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Form 13-F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment  [    ]:  Amendment Number:
	This Amendment (Check only one.):  	[  ]  is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		PanAgora Asset Management, Inc.
Address:	260 Franklin Street, 22nd Floor
		Boston, MA  02110

Form 13F File Number:   28-03042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Scott A. MacDonald
Title:		Director and Chief Compliance Officer
Phone:		617.439.6350

Signature, Place and Date of Signing:

/s/ Scott A. MacDonald			Boston, MA
Signature			     City, State		Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries on this list, omit this section.]

Form 13F File Number		Name

28-90					Putnam Investment Management LLC